Other Expense	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Expense	Other Expense

	Year Ended December 31,
	2017 $	2016 $	2015 $
Income tax expense	(5,330)	(7,511)	(3,406)
Foreign exchange gain	79	1,413	613
Other income	250	120	50
Total	(5,001)	(5,978)	(2,743)